Document and Entity Information	Feb. 07, 2025
Cover [Abstract]
Entity Registrant Name	EOG RESOURCES INC
Amendment Flag	false
Entity Central Index Key	0000821189
Document Type	8-K
Document Period End Date	Feb. 07, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-9743
Entity Tax Identification Number	47-0684736
Entity Address, Address Line One	1111 Bagby
Entity Address, Address Line Two	Sky Lobby 2
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	651-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	EOG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false